Related Party Transactions - Summary of Activity for Related Party Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Related Party Transactions [Abstract]
Beginning balance	$ 518
New loans	268
Repayments	(210)
Changes in related parties	2,261
Ending balance	$ 2,837